Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Principal Balance
Real estate securities, available-for-sale:
CMBS	$ 474,992
REIT debt	62,700
ABS - subprime	558,215
ABS - other real estate	10,098
FNMA/FHLMC	768,619
CDO	203,477
Real estate securities total	2,078,101
Derivative assets:
Interest rate caps, not treated as hedges	23,400	[1],[2],[3]
Derivative assets total	23,400
Derivative Liabilities:
Interest rate swaps, treated as hedges	154,450	[1],[3],[4]
Interest rate swaps, not treated as hedges	294,203	[1],[2],[3]
Derivatives liabilities total	448,653
Carrying (Reported) Amount, Fair Value Disclosure
Real estate securities, available-for-sale:
CMBS	376,391
REIT debt	66,174
ABS - subprime	355,975
ABS - other real estate	1,475
FNMA/FHLMC	820,535
CDO	71,025
Real estate securities total	1,691,575
Derivative assets:
Interest rate caps, not treated as hedges	165	[1],[2],[3]	862	[1],[2],[3]
Derivative assets total	165
Derivative Liabilities:
Interest rate swaps, treated as hedges	12,175	[1],[3],[4]	90,025	[1],[3],[4]
Interest rate swaps, not treated as hedges	19,401	[1],[2],[3]	29,295	[1],[2],[3]
Derivatives liabilities total	31,576
Estimate of Fair Value, Fair Value Disclosure
Real estate securities, available-for-sale:
CMBS	376,391
REIT debt	66,174
ABS - subprime	355,975
ABS - other real estate	1,475
FNMA/FHLMC	820,535
CDO	71,025
Real estate securities total	1,691,575
Derivative assets:
Interest rate caps, not treated as hedges	165	[1],[2],[3]	862	[1],[2],[3]
Derivative assets total	165
Derivative Liabilities:
Interest rate swaps, treated as hedges	12,175	[1],[3],[4]	90,025	[1],[3],[4]
Interest rate swaps, not treated as hedges	19,401	[1],[2],[3]	29,295	[1],[2],[3]
Derivatives liabilities total	31,576
Fair Value, Inputs, Level 2
Real estate securities, available-for-sale:
CMBS
REIT debt	66,174
ABS - subprime
ABS - other real estate
FNMA/FHLMC	820,535
CDO
Real estate securities total	886,709
Derivative assets:
Interest rate caps, not treated as hedges	165
Derivative assets total	165
Derivative Liabilities:
Interest rate swaps, treated as hedges	12,175
Interest rate swaps, not treated as hedges	19,401
Derivatives liabilities total	31,576
Fair Value, Inputs, Level 3A
Real estate securities, available-for-sale:
CMBS	330,026
REIT debt
ABS - subprime	330,021
ABS - other real estate	798
FNMA/FHLMC
CDO	65,027
Real estate securities total	725,872
Derivative assets:
Interest rate caps, not treated as hedges
Derivative assets total
Derivative Liabilities:
Interest rate swaps, treated as hedges
Interest rate swaps, not treated as hedges
Derivatives liabilities total
Fair Value, Inputs, Level 3B
Real estate securities, available-for-sale:
CMBS	46,365
REIT debt
ABS - subprime	25,954
ABS - other real estate	677
FNMA/FHLMC
CDO	5,998
Real estate securities total	78,994
Derivative assets:
Interest rate caps, not treated as hedges
Derivative assets total
Derivative Liabilities:
Interest rate swaps, treated as hedges
Interest rate swaps, not treated as hedges
Derivatives liabilities total

[1]	*Measured at fair value on a recurring basis.
[2]	(D) This represents two interest rate swap agreements with a total notional balance of $294.2 million, maturing in March 2014 and March 2015, respectively, and an interest rate cap agreement with a notional balance of $23.4 million, maturing in August 2019. Newcastle entered into these agreements to reduce its exposure to interest rate changes on the floating rate financings of CDO IV, CDO VI and the senior living assets. These derivative agreements were not designated as hedges for accounting purposes as of December 31, 2012.
[3]	(E) Newcastle's derivatives fall into two categories. As of December 31, 2012, all derivatives were held within Newcastle's nonrecourse CDO structures. An aggregate notional balance of $448.7 million, which were liabilities at period end, is only subject to the credit risks of the respective CDO structures. As they are senior to all the debt obligations of the respective CDOs and the fair value of each of the CDOs' total investments exceeded the fair value of each of the CDOs' derivative liabilities, no credit valuation adjustments were recorded. A notional balance of $23.4 million was an asset at period end and therefore are subject to the counterparty's credit risk. No adjustments have been made to the fair value quotations received related to credit risk as a result of the counterparty's "AA" credit rating. Newcastle's significant derivative counterparties include Bank of America, Credit Suisse, and Wells Fargo.
[4]	(C) Represents derivative agreements as follows (See Table Schedule of Fair Value of Derivative Assets)